Schedules of Investments As of April 30, 2022

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Quantity		Market Value
	GOLD ASSETS — 20.60% of Total Net Assets
230,239 Troy Oz.	Gold bullion (a)	$439,594,893
95,000 Coins	One-ounce gold coins (a)	187,205,000

	Total Gold Assets (identified cost $360,257,512)	$626,799,893

	SILVER ASSETS — 5.19% of Total Net Assets
6,859,755 Troy Oz.	Silver bullion (a)	$158,048,757

	Total Silver Assets (identified cost $111,034,044)	$158,048,757

Principal Amount
	SWISS FRANC ASSETS — 7.79% of Total Net Assets
CHF 65,000,000	2.000% Swiss Confederation Bonds, 05-25-22	$66,914,797
CHF 50,000,000	4.000% Swiss Confederation Bonds, 02-11-23	53,206,374
CHF 60,000,000	1.250% Swiss Confederation Bonds, 06-11-24	63,287,587
CHF 35,000,000	1.500% Swiss Confederation Bonds, 07-24-25	37,500,643
CHF 15,000,000	1.250% Swiss Confederation Bonds, 05-28-26	16,010,794

	Total Swiss Franc Assets (identified cost $253,357,323)	$236,920,195

Number of Shares
	REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.12% of Total Net Assets

	NATURAL RESOURCES — 9.19% of Total Net Assets
175,000	APA Corporation	$7,162,750
140,000	BHP Group, Ltd. (b)	9,377,200
1,250,000	Birchcliff Energy, Ltd.	9,150,000
125,000	BP, p.l.c. (b)	3,590,000
500,000	Cameco Corporation	12,905,000
125,000	Canadian Natural Resources Ltd.	7,733,750
125,000	Chevron Corporation	19,583,750
125,000	ConocoPhillips	11,940,000
400,000	Devon Energy Corporation	23,268,000
125,000	Exxon Mobil Corporation	10,656,250
2,300,000	Freeport-McMoRan, Inc.	93,265,000
400,000	Murphy Oil Corporation	15,232,000
125,000	Nutrien, Ltd.	12,281,250
175,000	Occidental Petroleum Corporation	9,640,750
100,000	Occidental Petroleum Corporation warrants (a)	3,374,000
175,000	Ovintiv, Inc.	8,958,250
140,000	Rio Tinto p.l.c (b)	9,956,800
500,000	South32 Limited (b)	8,295,000
200,000	Vale S.A. (b)	3,378,000

		$279,747,750

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 8.93% of Total Net Assets
125,000	Alexander & Baldwin, Inc.	$2,650,000
60,000	AvalonBay Communities, Inc.	13,648,800
60,000	Boston Properties, Inc.	7,056,000
200,000	Centerspace	18,452,000
75,000	Digital Realty Trust, Inc.	10,959,000
125,000	Duke Realty Corporation	6,843,750
60,000	Essex Property Trust, Inc.	19,756,200
100,000	Federal Realty Investment Trust	11,706,000
900,000	Franklin Street Properties Corporation	4,644,000
150,000	Highwoods Properties, Inc.	6,126,000
250,000	Kimco Realty Corporation	6,332,500
400,000	Outfront Media, Inc.	10,240,000
125,000	Prologis, Inc.	20,036,250
125,000	Regency Centers Corporation	8,603,750
100,000	Simon Property Group, Inc.	11,800,000
55,000	Texas Pacific Land Corporation	75,163,000
125,000	UDR, Inc.	6,651,250
250,000	UMH Properties, Inc.	5,880,000
200,000	Urstadt Biddle Properties, Inc.	3,350,000
500,000	Urstadt Biddle Properties, Inc. Class A	8,675,000
100,000	Vornado Realty Trust	3,871,000
125,000	Washington Real Estate Investment Trust	3,011,250
150,000	Weyerhaeuser Company	6,183,000

		$271,638,750

	Total Real Estate and Natural Resource Stocks (identified cost $306,193,117)	$551,386,500

	AGGRESSIVE GROWTH STOCKS — 16.73% of Total Net Assets

	AEROSPACE — 1.07% of Total Net Assets
75,000	Lockheed Martin Corporation	$32,409,000

		$32,409,000
	CHEMICALS — .91% of Total Net Assets
65,000	Air Products & Chemicals, Inc.	$15,214,550
65,000	Albemarle Corporation	12,533,950

		$27,748,500
	COMPUTER SOFTWARE & SERVICES — 1.93% of Total Net Assets
65,000	Autodesk, Inc. (a)	$12,303,200
1,250,000	Palantir Technologies, Inc. Class A (a)	13,000,000
200,000	Sailpoint Technologies Holdings, Inc. (a)	12,766,000
185,000	Twilio, Inc. Class A (a)	20,686,700

		$58,755,900
	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.12% of Total Net Assets
45,000	Broadcom, Inc.	$24,947,550
250,000	Intel Corporation	10,897,500
155,000	NVIDIA Corporation	28,747,850

		$64,592,900

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — .54% of Total Net Assets
250,000	HF Sinclair Corporation	$9,505,000
80,000	Phillips 66	6,940,800

		$16,445,800
	ENGINEERING & CONSTRUCTION — .46% of Total Net Assets
175,000	Fluor Corporation (a)	$4,331,250
125,000	Lennar Corporation Class A	9,561,250

		$13,892,500
	ENTERTAINMENT & LEISURE — 1.63% of Total Net Assets
70,000	Disney (Walt) Company (a)	$7,814,100
185,000	Meta Platforms, Inc. Class A (a)	37,086,950
65,000	Wynn Resorts, Ltd.	4,581,200

		$49,482,250
	FINANCIAL SERVICES — 2.46% of Total Net Assets
375,000	Affirm Holdings, Inc. Class A (a)	$10,762,500
90,000	First Republic Bank	13,429,800
500,000	KeyCorp	9,655,000
170,000	Morgan Stanley	13,700,300
170,000	Schwab (Charles) Corporation	11,276,100
80,000	State Street Corporation	5,357,600
50,000	Visa, Inc. Class A	10,656,500

		$74,837,800
	MANUFACTURING — 1.68% of Total Net Assets
75,000	Agilent Technologies, Inc.	$8,945,250
75,000	Illinois Tool Works, Inc.	14,783,250
75,000	IPG Photonics Corporation (a)	7,086,000
75,000	Parker-Hannifin Corporation	20,311,500

		$51,126,000
	MATERIALS — .66% of Total Net Assets
130,000	Nucor Corporation	$20,121,400

		$20,121,400
	PHARMACEUTICALS — .77% of Total Net Assets
70,000	Amgen, Inc.	$16,323,300
300,000	Applied Molecular Transport, Inc. (a)	1,287,000
500,000	Atara Biotherapeutics, Inc. (a)	3,180,000
300,000	Cortexyme, Inc. (a)	1,098,000
300,000	Personalis, Inc. (a)	1,680,000

		$23,568,300
	RETAIL — 1.20% of Total Net Assets
55,000	Costco Wholesale Corporation	$29,244,600
55,000	Williams-Sonoma, Inc.	7,176,400

		$36,421,000
	TRANSPORTATION — 1.30% of Total Net Assets
200,000	Canadian Pacific Railway Limited	$14,644,000
75,000	FedEx Corporation	14,905,500
75,000	Ryder System, Inc.	5,242,500
150,000	Uber Technologies, Inc. (a)	4,722,000

		$39,514,000

	Total Aggressive Growth Stocks (identified cost $334,299,997)	$508,915,350

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 30.38% of Total Net Assets

	CORPORATE BONDS — 26.89% of Total Net Assets

	ADVERTISING & MARKETING— .25% of Total Net Assets
$7,500,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$7,586,719

		$7,586,719
	AEROSPACE — .77% of Total Net Assets
12,486,000	3.850% L3Harris Technologies, Inc., 06-15-23	$12,591,626
3,000,000	8.375% Lockheed Martin Corporation, 06-15-24	3,452,117
7,500,000	2.930% Northrop Grumman Corporation, 01-15-25	7,375,815

		$23,419,558
	CHEMICALS — .74% of Total Net Assets
17,500,000	4.150% Albemarle Corporation, 12-01-24	$17,693,883
5,000,000	.875% Westlake Chemical Corporation, 08-15-24	4,758,477

		$22,452,360
	COMMUNICATIONS SERVICES — .11% of Total Net Assets
3,500,000	.750% Bell Canada, 03-17-24	$3,349,113

		$3,349,113
	COMPUTER SOFTWARE & SERVICES — 2.11% of Total Net Assets
12,500,000	2.750% eBay, Inc., 01-30-23	$12,522,063
7,615,000	2.950% Leidos, Inc., 05-15-23	7,595,962
11,500,000	4.150% Trimble, Inc., 06-15-23	11,635,493
31,803,000	4.750% Trimble, Inc., 12-01-24	32,351,443

		$64,104,961
	CONSUMER PRODUCTS — 4.63% of Total Net Assets
10,000,000	2.764% B.A.T. Capital Corporation, 08-15-22	$10,014,105
40,000,000	3.222% B.A.T. Capital Corporation, 08-15-24	39,473,880
10,000,000	3.250% Conagra Brands, Inc., 09-15-22	10,055,750
5,000,000	3.650% General Mills, Inc., 02-15-24	5,029,355
4,830,000	3.500% Imperial Brands, p.l.c., 02-11-23 (c)	4,827,662
15,250,000	3.500% Imperial Brands, p.l.c., 07-26-26 (c)	14,565,100
5,000,000	3.500% McCormick & Company, Inc., 09-01-23	5,016,050
10,870,000	2.250% Mondelez International Holdings Netherlands B.V., 09-19-24 (c)	10,588,114
27,500,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (c)	23,543,836
7,500,000	2.750% Reckitt Benckiser Treasury Services PLC, 06-26-24 (c)	7,399,804
10,250,000	2.550% Suntory Holdings, Ltd., 06-28-22 (c)	10,257,728

		$140,771,384
	ENERGY SERVICES & PROCESSING — .57% of Total Net Assets
5,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$5,019,435
5,000,000	2.625% HF Sinclair Corporation, 10-01-23	4,889,730
7,500,000	4.000% Schlumberger Holdings Corporation, 12-21-25 (c)	7,531,463

		$17,440,628

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	ENGINEERING & CONSTRUCTION — 1.03% of Total Net Assets
$6,207,000	4.750% D.R. Horton, Inc., 02-15-23	$6,277,179
10,616,000	2.500% D.R. Horton, Inc., 10-15-24	10,365,919
7,500,000	3.950% NVR, Inc., 09-15-22	7,527,154
7,000,000	5.500% PulteGroup, Inc., 03-01-26	7,326,862

		$31,497,114
	FINANCIAL SERVICES — 3.98% of Total Net Assets
7,500,000	4.250% Affiliated Managers Group, Inc., 02-15-24	$7,614,649
7,500,000	3.500% Affiliated Managers Group, Inc., 08-01-25	7,487,336
7,500,000	6.750% AmSouth Bancorporation, 11-01-25	8,158,684
12,500,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (c)	12,514,675
2,000,000	4.250% Associated Banc-Corp, 01-15-25	2,011,834
6,500,000	3.375% Citadel Finance, LLC, 03-09-26 (c)	6,128,538
5,194,000	5.375% Citadel, L.P., 01-17-23 (c)	5,220,871
10,000,000	3.650% Fifth Third Bancorp, 01-25-24	10,034,120
15,000,000	3.550% First Horizon Corporation, 05-26-23	15,052,973
12,500,000	4.875% Janus Henderson Holdings, Inc., 08-01-25	12,841,131
2,000,000	5.500% Jefferies Group, LLC, 10-18-23	2,031,982
12,500,000	3.750% Lazard Group, LLC, 02-13-25	12,481,494
15,000,000	3.500% SVB Financial Group, 01-29-25	14,902,972
4,500,000	2.859% UBS Group, AG, 08-15-23 (c)(d)	4,498,240

		$120,979,499
	INFORMATION SERVICES — .35% of Total Net Assets
5,000,000	2.750% Fiserv, Inc., 07-01-24	$4,920,347
5,500,000	6.625% Relx, Inc., 10-15-23 (c)	5,759,174

		$10,679,521
	INSURANCE — .99% of Total Net Assets
2,920,000	3.800% Globe Life, Inc., 09-15-22	$2,938,416
5,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	5,087,875
7,500,000	4.350% Kemper Corporation, 02-15-25	7,563,574
3,246,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (c)	3,404,491
7,500,000	4.400% Mercury General Corporation, 03-15-27	7,555,972
3,500,000	5.125% SBL Holdings, Inc., 11-13-26 (c)	3,474,403

		$30,024,731
	LODGING — .13% of Total Net Assets
2,000,000	5.750% Choice Hotels International, Inc., 07-01-22	$2,013,895
2,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	1,986,723

		$4,000,618
	MANUFACTURING — .73% of Total Net Assets
7,500,000	2.750% Alcon Finance Corporation, 09-23-26 (c)	$7,150,725
10,000,000	4.625% Kennametal, Inc., 06-15-28	10,029,260
5,000,000	2.700% Parker-Hannifin Corporation, 06-14-24	4,950,628

		$22,130,613
	MATERIALS— .53% of Total Net Assets
5,009,000	2.400% Steel Dynamics, Inc., 06-15-25	$4,814,901
3,746,000	4.500% Vulcan Materials Company, 04-01-25	3,835,870
7,535,000	3.000% WRKCO, Inc., 09-15-24	7,437,678

		$16,088,449

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	NATURAL RESOURCES — 2.20% of Total Net Assets
$20,000,000	2.950% Canadian Natural Resources Ltd., 01-15-23	$20,031,090
12,500,000	4.375% Coterra Energy, Inc., 06-01-24 (c)	12,640,625
18,476,000	4.250% Mosaic Company, 11-15-23	18,722,738
4,500,000	3.150% Nutrien, Ltd., 10-01-22	4,512,712
7,500,000	6.950% Occidental Petroleum Corporation, 07-01-24	7,877,464
3,229,000	4.125% Parsley Energy, LLC, 02-15-28 (c)	3,063,514

		$66,848,143
	PHARMACEUTICALS — .43% of Total Net Assets
6,500,000	3.250% EMD Finance, LLC, 03-15-25 (c)	$6,444,731
6,500,000	4.400% Takeda Pharmaceutical Company, Limited, 11-26-23	6,598,182

		$13,042,913
	REAL ESTATE — 4.90% of Total Net Assets
12,500,000	3.950% Brandywine Operating Partnership, L.P., 02-15-23	$12,559,894
4,497,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	4,522,644
5,000,000	3.950% Brandywine Operating Partnership, L.P., 11-15-27	4,851,968
7,575,000	2.000% Corporate Office Properties, L.P., 01-15-29	6,361,860
3,500,000	2.625% Equinix, Inc., 11-18-24	3,408,591
4,500,000	3.250% Essex Portfolio, L.P., 05-01-23	4,515,968
4,575,000	1.250% Federal Realty Investment Trust, 02-15-26	4,174,052
7,500,000	3.625% Highwoods Realty, L.P., 01-15-23	7,500,967
7,500,000	4.125% Highwoods Realty, L.P., 03-15-28	7,398,986
10,367,000	3.375% Kimco Realty Corporation, 10-15-22	10,405,721
7,927,000	4.450% Kimco Realty Corporation, 01-15-24	8,022,810
6,170,000	3.850% Kimco Realty Corporation, 06-01-25	6,175,133
4,537,000	4.400% LXP Industrial Trust, 06-15-24	4,556,958
8,234,000	4.450% Piedmont Operating Partnership, L.P., 03-15-24	8,344,220
8,937,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	9,041,161
15,000,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	14,843,887
12,500,000	3.625% Site Centers Corporation, 02-01-25	12,354,769
15,137,000	3.250% SL Green Operating Partnership, L.P., 10-15-22	15,149,821
5,270,000	2.950% UDR, Inc., 09-01-26	5,059,234

		$149,248,644
	RETAIL — .41% of Total Net Assets
5,723,000	1.750% Advance Auto Parts, Inc., 10-01-27	$5,036,984
7,625,000	3.500% AutoNation, Inc., 11-15-24	7,570,439

		$12,607,423
	TRANSPORTATION — .62% of Total Net Assets
5,210,000	4.450% Canadian Pacific Railway Limited, 03-15-23	$5,273,151
6,500,000	2.875% Kansas City Southern, 11-15-29	5,930,031
7,750,000	4.250% Penske Truck Leasing Company, L.P., 01-17-23 (c)	7,842,136

		$19,045,318

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	UTILITIES — 1.41% of Total Net Assets
$12,750,000	3.750% Alliant Energy Finance, LLC , 06-15-23 (c)	$12,771,344
4,000,000	4.250% Black Hills Corporation, 11-30-23	4,041,900
4,010,000	2.100% Georgia Power Company, 07-30-23	3,966,177
7,500,000	3.750% National Fuel Gas Company, 03-01-23	7,531,432
7,500,000	5.200% National Fuel Gas Company, 07-15-25	7,683,461
3,000,000	.800% WEC Energy Group, Inc., 03-15-24	2,855,428
4,000,000	3.300% Xcel Energy, Inc., 06-01-25	3,958,332

		$42,808,074

		$818,125,783

	UNITED STATES TREASURY SECURITIES — 3.49% of Total Net Assets
20,000,000	United States Treasury bonds 2.125%, 09-30-24	$19,671,616
20,000,000	United States Treasury bonds .750%, 11-15-24	18,971,692
20,000,000	United States Treasury bonds 6.000%, 02-15-26	22,153,785
40,000,000	United States Treasury bonds 5.250%, 11-15-28	45,375,103

		$106,172,196

	Total Dollar Assets (identified cost $955,250,811)	$924,297,979

	Total Portfolio — 98.81% of total net assets (identified cost $2,320,392,804) (e)	$3,006,368,674
	Other assets, less liabilities (1.19% of total net assets)	36,286,433

	Net assets applicable to outstanding shares	$3,042,655,107

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2022, these securities amounted to $169,627,174, or 5.57% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2022.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

SHORT-TERM TREASURY PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 99.59% of Total Net Assets
$1,500,000	United States Treasury bills .786%, 07-14-22 (a)	$1,497,612
1,700,000	United States Treasury bills .829%, 07-28-22 (a)	1,696,610
1,800,000	United States Treasury bills 1.002%, 08-11-22 (a)	1,795,025
1,000,000	United States Treasury bills 1.087%, 09-08-22 (a)	996,201
1,800,000	United States Treasury notes .125%, 05-31-23	1,759,969
2,000,000	United States Treasury notes .250%, 9-30-23	1,938,395
2,000,000	United States Treasury notes .625%, 10-15-24	1,895,598
1,800,000	United States Treasury notes 1.625%, 10-15-24	1,741,764

	Total Portfolio — 99.59% of total net assets (identified cost $13,531,131)(b)	$13,321,174
	Other assets, less liabilities (.41% of total net assets)	54,174

	Net assets applicable to outstanding shares	$13,375,348

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 88.19% of Total Net Assets

	ADVERTISING & MARKETING — 1.13% of Total Net Assets
$1,000,000	4.200% The Interpublic Group of Companies, Inc., 04-15-24	$1,011,562

		$1,011,562
	AEROSPACE — .19% of Total Net Assets
170,000	3.850% L3Harris Technologies, Inc., 06-15-23	$171,382

		$171,382
	CHEMICALS — 2.83% of Total Net Assets
2,500,000	4.150% Albemarle Corporation, 12-01-24	$2,527,698

		$2,527,698
	COMPUTER SOFTWARE & SERVICES — 5.40% of Total Net Assets
1,750,000	4.150% Trimble, Inc., 06-15-23	$1,770,619
3,000,000	4.750% Trimble, Inc., 12-01-24	3,051,735

		$4,822,354
	CONSUMER PRODUCTS — 14.93% of Total Net Assets
5,650,000	3.222% B.A.T. Capital Corporation, 08-15-24	$5,575,686
850,000	2.250% Brown Forman Corporation, 01-15-23	850,513
685,000	7.125% Conagra Brands, Inc., 10-01-26	761,814
1,000,000	3.650% General Mills, Inc., 02-15-24	1,005,871
4,000,000	3.500% Imperial Brands, p.l.c., 07-26-26 (a)	3,820,354
1,535,000	1.250% Pernod Ricard International Finance, LLC, 04-01-28 (a)	1,314,174

		$13,328,412
	ENERGY SERVICES & PROCESSING — 9.43% of Total Net Assets
1,000,000	3.375% Boardwalk Pipelines, L.P., 02-01-23	$1,003,887
5,543,600	4.750% El Paso Energy Capital Trust I, 03-31-28 (b)	5,457,120
2,000,000	2.625% HF Sinclair Corporation, 10-01-23	1,955,892

		$8,416,899
	ENGINEERING & CONSTRUCTION — 1.17% of Total Net Assets
1,000,000	5.500% PulteGroup, Inc., 03-01-26	$1,046,695

		$1,046,695
	FINANCIAL SERVICES — 13.81% of Total Net Assets
1,000,000	3.500% Affiliated Managers Group, Inc., 08-01-25	$998,312
1,000,000	6.500% B. Riley Financial, Inc., 09-30-26	1,014,000
2,000,000	5.375% Citadel, L.P., 01-17-23 (a)	2,010,347
3,000,000	3.550% First Horizon Corporation, 05-26-23	3,010,595
1,000,000	4.100% ING Groep NV, 10-02-23	1,008,840
375,000	4.625% KKR Group Finance Company IX, LLC, 04-01-61	289,050
4,000,000	3.750% Lazard Group, LLC, 02-13-25	3,994,078

		$12,325,222
	INSURANCE — 7.69% of Total Net Assets
1,000,000	4.500% Brown & Brown, Inc., 03-15-29	$1,000,432
2,000,000	4.500% Horace Mann Educators Corporation, 12-01-25	2,035,150
1,500,000	4.350% Kemper Corporation, 02-15-25	1,512,715
1,750,000	4.400% Mercury General Corporation, 03-15-27	1,763,060
750,000	7.450% Phoenix Companies, Inc., 01-15-32	555,000

		$6,866,357

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Principal Amount		Market Value
	LODGING — .17% of Total Net Assets
$150,000	5.750% Choice Hotels International, Inc., 07-01-22	$151,042

		$151,042
	MANUFACTURING — 2.12% of Total Net Assets
375,000	8.125% Babcock & Wilcox Enterprises, Inc., 02-28-26	$384,150
1,500,000	4.625% Kennametal, Inc., 06-15-28	1,504,389

		$1,888,539
	MATERIALS — 1.10% of Total Net Assets
1,000,000	2.800% Steel Dynamics, Inc., 12-15-24	$981,250

		$981,250
	MEDICAL DEVICES — .67% of Total Net Assets
750,000	4.176% Haemonetics Corporation, 03-01-26 (a)(b)(c)	$598,173

		$598,173
	NATURAL RESOURCES — 6.04% of Total Net Assets
229,000	1.625% Glencore Funding, LLC, 09-01-25	$211,422
1,000,000	6.950% Occidental Petroleum Corporation, 07-01-24	1,050,329
2,250,000	5.625% Parsley Energy, LLC, 10-15-27 (a)	2,235,937
2,000,000	4.125% Parsley Energy, LLC, 02-15-28 (a)	1,897,500

		$5,395,188
	PHARMACEUTICALS — .39% of Total Net Assets
350,000	2.900% Bristol-Myers Squibb Company, 07-26-24 (a)	$351,169

		$351,169
	REAL ESTATE — 12.27% of Total Net Assets
1,500,000	4.100% Brandywine Operating Partnership, L.P., 10-01-24	$1,508,554
500,000	7.600% First Industrial, L.P., 07-15-28	573,647
1,000,000	4.450% Kimco Realty Corporation, 01-15-24	1,012,087
1,000,000	3.850% Kimco Realty Corporation, 06-01-25	1,000,832
1,350,000	3.400% Piedmont Operating Partnership, L.P., 06-01-23	1,348,129
3,250,000	5.000% Retail Opportunity Investments Corporation, 12-15-23	3,287,878
2,250,000	4.000% Retail Opportunity Investments Corporation, 12-15-24	2,226,583

		$10,957,710
	RESTAURANTS — .33% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$297,795

		$297,795
	RETAIL — 1.95% of Total Net Assets
1,750,000	3.500% AutoNation, Inc., 11-15-24	$1,737,478

		$1,737,478
	TRANSPORTATION — 2.48% of Total Net Assets
2,250,000	2.900% Canadian Pacific Railway Limited, 02-01-25	$2,209,349

		$2,209,349
	UTILITIES — 4.09% of Total Net Assets
498,000	3.600% Eastern Gas Transmission & Storage, Inc., 12-15-24 (a)	$494,724
1,250,000	2.100% Georgia Power Company, 07-30-23	1,236,339
1,500,000	3.750% National Fuel Gas Company, 03-01-23	1,506,287
415,000	3.508% Niagara Mohawk Power Corporation, 10-01-24 (a)	411,592

		$3,648,942

	Total Corporate Bonds (identified cost $83,177,053)	$78,733,216

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value
	PREFERRED STOCKS — 11.51% of Total Net Assets

	COMMUNICATIONS SERVICES — .23% of Total Net Assets
10,000	6.000% Telephone & Data Systems, Inc., Preferred Class VV (e)	$202,300

		$202,300
	FINANCIAL SERVICES — 4.45% of Total Net Assets
13,322	5.625% Associated Banc-Corp, Preferred Class F (f)	$322,659
30,000	5.000% Capital One Financial Corporation, Preferred Class I (f)	623,400
12,500	7.250% Compass Diversified Holdings, Preferred Class A (f)	318,500
42,500	7.875% Compass Diversified Holdings, Preferred Class C (e)	1,097,350
10,000	6.000% Merchants Bancorp, Preferred Class C (f)	235,900
15,000	4.450% Schwab (Charles) Corporation, Preferred Class J (f)	302,100
25,000	6.000% Steel Partners Holdings, L.P., Cumulative Preferred Class C, 02-07-26	598,250
25,000	4.875% Washington Federal, Inc., Preferred Class A (f)	478,750

		$3,976,909

	INSURANCE — .25% of Total Net Assets
250,000	6.500% SBL Holdings, Inc., Perpetual Hybrid Subordinated (a)(d)(f)	$222,956

		$222,956

	MANUFACTURING — .80% of Total Net Assets
25,000	10.625% Wesco International, Inc., Preferred Class A (d)(e)	$713,750

		$713,750

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 5.78% of Total Net Assets
45,000	6.375% CTO Realty Growth, Inc., Preferred Class A (e)	$1,095,322
30,000	7.125% DigitalBridge Group, Inc., Preferred Class J (e)	676,500
1,179	6.375% Site Centers Corporation, Preferred Class A (e)	29,062
16,000	6.750% UMH Properties, Inc., Preferred Class C (e)	406,880
40,000	6.375% UMH Properties, Inc., Preferred Class D (e)	1,024,400
65,000	6.250% Urstadt Biddle Properties, Inc., Preferred Class H (e)	369,900
15,000	5.875% Urstadt Biddle Properties, Inc., Preferred Class K (e)	1,561,060

		$5,163,124

	Total Preferred Stocks (identified cost $10,968,522)	$10,279,039

	Total Portfolio — 99.70% of total net assets (identified cost $94,145,575) (g)	$89,012,255
	Other assets, less liabilities (.30% of total net assets)	264,126

	Net assets applicable to outstanding shares	$89,276,381

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2022, these securities amounted to $13,356,926, or 14.96% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Convertible security.
	(c) Interest rate represents yield to maturity.
	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of April 30, 2022.
	(e) Cumulative, perpetual preferred stock.
	(f) Non-cumulative, perpetual preferred stock.
	(g) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.82% of Total Net Assets

	AEROSPACE — 4.59% of Total Net Assets
3,000	Lockheed Martin Corporation	$1,296,360

		$1,296,360
	CHEMICALS — 4.53% of Total Net Assets
3,000	Air Products & Chemicals, Inc.	$702,210
3,000	Albemarle Corporation	578,490

		$1,280,700
	COMPUTER SOFTWARE & SERVICES — 7.71% of Total Net Assets
4,000	Autodesk, Inc. (a)	$757,120
40,000	Palantir Technologies, Inc. Class A (a)	416,000
9,000	Twilio, Inc. Class A (a)	1,006,380

		$2,179,500
	ELECTRICAL EQUIPMENT & ELECTRONICS — 16.07% of Total Net Assets
3,000	Broadcom, Inc.	$1,663,170
15,000	Intel Corporation	653,850
12,000	NVIDIA Corporation	2,225,640

		$4,542,660
	ENERGY SERVICES & PROCESSING — 2.02% of Total Net Assets
15,000	HF Sinclair Corporation	$570,300

		$570,300
	ENGINEERING & CONSTRUCTION — 1.97% of Total Net Assets
7,000	Fluor Corporation (a)	$173,250
5,000	Lennar Corporation Class A	382,450

		$555,700
	ENTERTAINMENT & LEISURE — 6.77% of Total Net Assets
5,000	Disney (Walt) Company (a)	$558,150
5,000	Meta Platforms, Inc. Class A (a)	1,002,350
5,000	Wynn Resorts, Ltd.	352,400

		$1,912,900
	FINANCIAL SERVICES — 15.13% of Total Net Assets
11,000	Affirm Holdings, Inc. Class A (a)	$315,700
5,000	First Republic Bank	746,100
40,000	KeyCorp	772,400
10,000	Morgan Stanley	805,900
10,000	Schwab (Charles) Corporation	663,300
5,000	State Street Corporation	334,850
3,000	Visa, Inc. Class A	639,390

		$4,277,640
	MANUFACTURING — 7.23% of Total Net Assets
3,000	Agilent Technologies, Inc.	$357,810
3,000	Illinois Tool Works, Inc.	591,330
3,000	IPG Photonics Corporation (a)	283,440
3,000	Parker-Hannifin Corporation	812,460

		$2,045,040
	MATERIALS — 2.19% of Total Net Assets
4,000	Nucor Corporation	$619,120

		$619,120

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments April 30, 2022 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 17.10% of Total Net Assets
80,000	Birchcliff Energy, Ltd.	$585,600
80,000	Freeport-McMoRan, Inc.	3,244,000
5,000	Nutrien, Ltd.	491,250
10,000	Ovintiv, Inc.	511,900

		$4,832,750
	PHARMACEUTICALS — 3.86% of Total Net Assets
3,000	Amgen, Inc.	$699,570
20,000	Applied Molecular Transport, Inc. (a)	85,800
25,000	Atara Biotherapeutics, Inc. (a)	159,000
25,000	Cortexyme, Inc. (a)	91,500
10,000	Personalis, Inc. (a)	56,000

		$1,091,870
	RETAIL — 7.01% of Total Net Assets
2,500	Costco Wholesale Corporation	$1,329,300
5,000	Williams-Sonoma, Inc.	652,400

		$1,981,700
	TRANSPORTATION — 4.64% of Total Net Assets
5,000	Canadian Pacific Railway Limited	$366,100
3,000	FedEx Corporation	596,220
5,000	Ryder System, Inc.	349,500

		$1,311,820

	Total Portfolio — 100.82% of total net assets (identified cost $12,375,090) (b)	$28,498,060
	Liabilities, less other assets (.82% of total net assets)	(230,497)

	Net assets applicable to outstanding shares	$28,267,563

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2022 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of April 30, 2022 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$ 486,636,213	$ —	$ 50,478	$ 19,065,052
Investments other than securities	313,557,094	—	—	—

	800,193,307	—	50,478	19,065,052
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(114,217,437)	(209,957)	(5,183,798)	(2,942,082)
Investments other than securities	—	—	—	—

	(114,217,437)	(209,957)	(5,183,798)	(2,942,082)

Net unrealized appreciation (depreciation) of investments	$ 685,975,870	$ (209,957)	$ (5,133,320)	$ 16,122,970

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2022 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2022 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended April 30, 2022. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of April 30, 2022 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$626,799,893	$—	$—	$626,799,893
Silver assets	158,048,757	—	—	158,048,757
Swiss franc assets	—	236,920,195	—	236,920,195
Real estate and natural resource stocks	551,386,500	—	—	551,386,500
Aggressive growth stocks †	508,915,350	—	—	508,915,350
Dollar assets:
Corporate bonds †	—	818,125,783	—	818,125,783
United States Treasury securities	—	106,172,196	—	106,172,196

Total Portfolio	$1,845,150,500	$1,161,218,174	$—	$3,006,368,674

	61.37%	38.63%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$—	$13,321,174	$—	$13,321,174

Total Portfolio	$—	$13,321,174	$—	$13,321,174

	—%	100.00%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$7,699,320	$71,033,896	$—	$78,733,216
Preferred stocks †	10,056,083	222,956	—	10,279,039

Total Portfolio	$17,755,403	$71,256,852	$—	$89,012,255

	19.95%	80.05%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$28,498,060	$—	$—	$28,498,060

Total Portfolio	$28,498,060	$—	$—	$28,498,060

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

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Schedules of Investments

As of April 30, 2022

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

111 East Kilbourn Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	06/22

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2022 Permanent Portfolio Family of Funds. All rights reserved.